Share-based Awards - Compensation Expense Recognized for Share-based Awards (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total compensation expense recognized	$ 8,757	$ 50,607	$ 169
Restricted Shares
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total compensation expense recognized	5,573		$ 169
Share Options
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total compensation expense recognized	$ 3,184	$ 50,607